Financial risk management - Liquidity risk (Details) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 MXN ($) $ / shares	Dec. 31, 2016 MXN ($) $ / shares	Dec. 31, 2015 MXN ($) $ / shares
Financial risk management
Outstanding long-term debt		$ 4,644,387	$ 4,707,303	$ 4,729,388
Interest		144,387	207,303	229,388
Accrued expenses		145,123	183,175	171,046
Total liabilities	$ 353,248	$ 6,971,485	$ 6,858,343	$ 6,559,809
U.S. Dollar
Financial risk management
Exchange rate | $ / shares	19.7354	19.7354	20.664	17.3398
Liquidity
Financial risk management
Outstanding long-term debt		$ 4,644,387	$ 4,707,303	$ 4,729,388
Interest		1,235,772	1,548,995	1,859,373
Trade accounts payable		249,507	252,831	243,867
Accrued expenses		69,125	43,254	42,425
Accounts payable with related parties		130,022	140,328	67,521
Total liabilities		$ 6,328,813	$ 6,692,711	$ 6,942,574
Liquidity | U.S. Dollar
Financial risk management
Exchange rate | $ / shares	19.7354	19.7354	20.6640	17.3398
Liquidity | 2018
Financial risk management
Outstanding long-term debt		$ 50,852	$ 56,122	$ 55,433
Interest		310,710	313,145	312,296
Trade accounts payable		249,507	252,831	243,867
Accrued expenses		69,125	43,254	42,425
Accounts payable with related parties		130,022	140,328	67,521
Total liabilities		810,216	805,680	721,542
Liquidity | 2018 - 2020
Financial risk management
Outstanding long-term debt		3,093,535	137,166	128,337
Interest		806,984	929,050	931,603
Total liabilities		3,900,519	1,066,216	1,059,940
Liquidity | 2021 - 2023
Financial risk management
Outstanding long-term debt		1,500,000	3,014,015	3,045,618
Interest		118,078	287,120	595,794
Total liabilities		$ 1,618,078	3,301,135	3,641,412
Liquidity | 2024 and subsequently
Financial risk management
Outstanding long-term debt			1,500,000	1,500,000
Interest			19,680	19,680
Total liabilities			$ 1,519,680	$ 1,519,680